Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.9%
International Alternative Fund - 10.6%
Transamerica Unconstrained Bond (A)	6,298,340	$ 64,872,898

International Equity Funds - 61.0%
Transamerica Emerging Markets Opportunities (A)	1,654,664	19,061,725
Transamerica International Equity (A)	5,438,241	114,203,051
Transamerica International Growth (A)	17,086,395	168,471,856
Transamerica International Small Cap Value (A)	4,517,631	72,553,161

		374,289,793

U.S. Alternative Fund - 5.3%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,656,934	32,361,452

U.S. Equity Funds - 8.2%
Transamerica Large Cap Value (A)	1,494,516	19,682,775
Transamerica Morgan Stanley Capital Growth VP (A)	567,178	17,854,755
Transamerica Small Cap Value (A)	1,021,079	12,886,016

		50,423,546

U.S. Fixed Income Funds - 9.8%
Transamerica Core Bond (A)	326,785	3,274,387
Transamerica Floating Rate (A)	684,824	6,512,678
Transamerica High Yield Bond (A)	4,435,320	41,159,774
Transamerica Intermediate Bond (A)	894,468	9,257,744

		60,204,583

U.S. Mixed Allocation Fund - 1.0%
Transamerica PIMCO Total Return VP (A)	557,709	6,179,420

Total Investment Companies (Cost $493,792,575)		588,331,692

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.9%
U.S. Treasury - 1.9%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 11,531,000	11,581,716

Total U.S. Government Obligation (Cost $11,580,139)		11,581,716

REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $13,664,120 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $13,937,456.	13,664,120	13,664,120

Total Repurchase Agreement (Cost $13,664,120)		13,664,120

Total Investments (Cost $519,036,834)		613,577,528
Net Other Assets (Liabilities) - (0.0)% (D)		(212,411)

Net Assets - 100.0%		$ 613,365,117

Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	84	12/31/2021	$10,376,137	$10,310,344	$—	$(65,793)
10-Year U.S. Treasury Note	96	12/21/2021	12,770,920	12,634,500	—	(136,420)
30-Year U.S. Treasury Bond	86	12/21/2021	14,060,451	13,692,813	—	(367,638)
CAD Currency	572	12/14/2021	45,032,947	45,182,280	149,333	—
MSCI EAFE Index	461	12/17/2021	54,295,842	52,254,350	—	(2,041,492)
S&P/TSX 60 Index	323	12/16/2021	62,771,531	61,004,311	—	(1,767,220)
U.S. Treasury Ultra Bond	127	12/21/2021	25,151,818	24,264,937	—	(886,881)

Total					$149,333	$(5,265,444)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(308)	12/17/2021	$(12,490,622)	$(12,233,760)	$256,862	$—
E-Mini Russell 2000® Index	(115)	12/17/2021	(12,913,529)	(12,654,600)	258,929	—
MSCI Emerging Markets Index	(310)	12/17/2021	(19,796,384)	(19,306,800)	489,584	—
S&P 500® E-Mini Index	(175)	12/17/2021	(39,228,083)	(37,605,313)	1,622,770	—

Total					$2,628,145	$—

Total Futures Contracts					$2,777,478	$(5,265,444)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$588,331,692	$—	$—	$588,331,692
U.S. Government Obligation	—	11,581,716	—	11,581,716
Repurchase Agreement	—	13,664,120	—	13,664,120

Total Investments	$588,331,692	$25,245,836	$—	$613,577,528

Other Financial Instruments
Futures Contracts (F)	$2,777,478	$—	$—	$2,777,478

Total Other Financial Instruments	$2,777,478	$—	$—	$2,777,478

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(5,265,444)	$—	$—	$(5,265,444)

Total Other Financial Instruments	$(5,265,444)	$—	$—	$(5,265,444)

Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$—	$39,150,667	$(5,608,000)	$126,734	$(1,307,949)	$32,361,452	2,656,934	$935,394	$—
Transamerica Core Bond	5,574,648	89,610	(2,274,557)	35,028	(150,342)	3,274,387	326,785	89,610	—
Transamerica Emerging Markets Opportunities	21,221,426	—	(1,974,452)	464,004	(649,253)	19,061,725	1,654,664	—	—
Transamerica Floating Rate	—	6,516,412	—	—	(3,734)	6,512,678	684,824	45,611	—
Transamerica High Yield Bond	50,159,710	1,587,053	(11,400,465)	(94,489)	907,965	41,159,774	4,435,320	1,587,053	—
Transamerica Intermediate Bond	9,725,170	6,237,342	(6,507,409)	282,805	(480,164)	9,257,744	894,468	105,456	—
Transamerica International Equity	150,654,971	—	(50,518,356)	12,625,305	1,441,131	114,203,051	5,438,241	—	—
Transamerica International Growth	190,543,684	—	(34,161,425)	9,284,829	2,804,768	168,471,856	17,086,395	—	—
Transamerica International Small Cap Value	39,399,313	35,597,788	(4,845,223)	1,120,186	1,281,097	72,553,161	4,517,631	—	—
Transamerica Large Cap Value	16,425,199	105,583	—	—	3,151,993	19,682,775	1,494,516	105,583	—
Transamerica Morgan Stanley Capital Growth VP	31,616,510	6,136,765	(15,720,820)	7,319,235	(11,496,935)	17,854,755	567,178	2,689,526	3,447,239
Transamerica PIMCO Total Return VP	6,592,882	4,144,200	(4,351,151)	194,347	(400,858)	6,179,420	557,709	130,481	34,487
Transamerica Small Cap Value	20,738,962	—	(12,117,084)	4,050,015	214,123	12,886,016	1,021,079	—	—
Transamerica Unconstrained Bond	77,772,401	1,915,577	(14,850,090)	357,572	(322,562)	64,872,898	6,298,340	1,847,695	—

Total	$620,424,876	$101,480,997	$(164,329,032)	$35,765,571	$(5,010,720)	$588,331,692	47,634,084	$7,536,409	$3,481,726

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $11,506,386.
(C)	Rate disclosed reflects the yield at September 30, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4